CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets
Current assets	€ 30,913	€ 37,936
Cash and cash equivalents	6,573	7,402
Financial assets	6,408	12,905
Trade receivables	3,583	6,030
Inventories	13,002	10,064
Income tax receivables	49	13
Other assets	1,298	1,522
Non-current assets
Non-current assets	33,355	31,416
Financial assets	2,147	2,234
Intangible assets	1,375	1,420
Property, plant and equipment	29,757	27,675
Investments in joint venture	31	33
Other assets	45	54
Total assets	64,268	69,352
Current liabilities
Current liabilities	6,819	6,302
Trade payables	1,794	2,945
Contract liabilities	1,961	817
Financial liabilities	1,360	850
Other liabilities and provisions	1,704	1,690
Non-current liabilities
Non-current liabilities	20,275	16,575
Deferred tax liabilities	127	76
Financial liabilities	19,964	16,321
Other liabilities and provisions	184	178
Equity
Equity	37,174	46,475
Subscribed capital	4,836	4,836
Capital reserves	87,908	86,803
Accumulated deficit	(56,851)	(46,400)
Accumulated other comprehensive income	1,196	1,201
Equity attributable to the owners of the company	37,089	46,440
Non controlling interest	85	35
Total equity and liabilities	€ 64,268	€ 69,352